Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	NEWMARKET CORPORATION
Entity Central Index Key	0001282637
Entity Incorporation, State or Country Code	VA
Entity File Number	1-32190
Entity Tax Identification Number	20-0812170
Entity Address, Address Line One	330 South Fourth Street
Entity Address, City or Town	Richmond,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	804
Local Phone Number	788-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, with no par value
Trading Symbol	NEU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false